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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1355

The Alger Funds II

__________________________________________________________________
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York 10010

__________________________________________________________________
(Address of principal executive offices) (Zip code)

Mr. Hal Liebes

Fred Alger Management, Inc.

360 Park Avenue South

New York, New York 10010

__________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

ITEM 1. Schedule of Investments.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments July 31, 2017 (Unaudited)

COMMON STOCKS—97.6%	SHARES	VALUE
AEROSPACE & DEFENSE—0.4%
General Dynamics Corp.	111,874	$21,964,222
APPAREL ACCESSORIES & LUXURY GOODS—0.6%
PVH Corp.	288,464	34,410,871
APPLICATION SOFTWARE—4.3%
Adobe Systems, Inc. *	431,788	63,252,624
Autodesk, Inc. *	715,606	79,281,989
salesforce. com, Inc. *	1,073,626	97,485,241
		240,019,854
ASSET MANAGEMENT & CUSTODY BANKS—0.4%
WisdomTree Investments, Inc.	2,083,025	21,746,781
AUTO PARTS & EQUIPMENT—0.5%
Delphi Automotive PLC.	300,174	27,141,733
BIOTECHNOLOGY—5.9%
ACADIA Pharmaceuticals, Inc. *	431,333	12,840,783
BioMarin Pharmaceutical, Inc. *	262,529	23,031,669
Celgene Corp. *	836,307	113,244,331
Clovis Oncology, Inc. *	243,340	20,637,665
Exact Sciences Corp. *	797,522	30,943,854
Incyte Corp. *	252,434	33,646,928
Sarepta Therapeutics, Inc. *	403,158	15,553,836
TESARO, Inc. *	58,613	7,482,536
Vertex Pharmaceuticals, Inc. *+	486,955	73,929,508
		331,311,110
BREWERS—0.3%
Molson Coors Brewing Co. , Cl. B	160,192	14,253,884
BROADCASTING—1.6%
CBS Corp. , Cl. B	1,382,624	91,018,138
BUILDING PRODUCTS—0.4%
Johnson Controls International PLC.	577,932	22,510,451
CABLE & SATELLITE—2.0%
Charter Communications, Inc. , Cl. A*	44,854	17,578,731
Comcast Corporation, Cl. A	2,307,086	93,321,629
		110,900,360
CASINOS & GAMING—0.2%
MGM Resorts International	418,421	13,778,604
CONSTRUCTION MATERIALS—0.2%
Vulcan Materials Co.	86,858	10,693,957
CONSUMER FINANCE—0.3%
LendingClub Corp. *	3,309,511	16,779,221
DATA PROCESSING & OUTSOURCED SERVICES—3.9%
Visa, Inc. , Cl. A+	2,193,487	218,383,566
DIVERSIFIED BANKS—0.5%
JPMorgan Chase & Co.	332,276	30,502,937
DIVERSIFIED CHEMICALS—0.3%
EI Du Pont de Nemours & Co.	211,648	17,399,582
ELECTRICAL COMPONENTS & EQUIPMENT—0.1%
Rockwell Automation, Inc.	30,944	5,106,688

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
FINANCIAL EXCHANGES & DATA—2.0%
IntercontinentalExchange Group, Inc.	1,252,144	$83,530,526
S&P Global, Inc.	167,436	25,716,495
		109,247,021
FOOD DISTRIBUTORS—0.3%
Performance Food Group Co. *	541,104	15,583,795
FOOTWEAR—0.2%
NIKE, Inc. , Cl. B	234,340	13,837,777
GENERAL MERCHANDISE STORES—0.1%
Dollar Tree, Inc. *	79,979	5,764,886
HEALTH CARE EQUIPMENT—2.4%
Boston Scientific Corp. *	1,264,549	33,662,294
Danaher Corp.	523,375	42,649,829
DexCom, Inc. *	236,713	15,767,453
Edwards Lifesciences Corp. *	73,896	8,511,341
Medtronic PLC.	404,402	33,957,636
		134,548,553
HEALTH CARE SERVICES—0.4%
Envision Healthcare Corp. *	373,626	21,083,715
HOME ENTERTAINMENT SOFTWARE—1.0%
Electronic Arts, Inc. *	477,473	55,740,198
HOME IMPROVEMENT RETAIL—1.4%
The Home Depot, Inc.	531,496	79,511,802
HOTELS RESORTS & CRUISE LINES—0.9%
Marriott International, Inc. , Cl. A	81,576	8,499,404
Norwegian Cruise Line Holdings Ltd. *	730,833	40,246,973
		48,746,377
HOUSEWARES & SPECIALTIES—0.9%
Newell Brands, Inc.	1,006,491	53,062,206
HYPERMARKETS & SUPER CENTERS—0.4%
Wal-Mart Stores, Inc.	313,376	25,066,946
INDUSTRIAL CONGLOMERATES—2.8%
Honeywell International, Inc.+	1,158,982	157,760,630
INDUSTRIAL GASES—0.9%
Air Products & Chemicals, Inc.	345,970	49,179,635
INDUSTRIAL MACHINERY—0.7%
Stanley Black & Decker, Inc.	265,535	37,358,119
INTERNET RETAIL—8.6%
Amazon. com, Inc. *+	379,847	375,205,270
Expedia, Inc.	219,646	34,368,010
NetFlix, Inc. *	293,789	53,369,710
Wayfair, Inc. , Cl. A*	211,493	16,147,490
		479,090,480
INTERNET SOFTWARE & SERVICES—13.4%
Alibaba Group Holding Ltd. #*	917,617	142,184,754
Alphabet, Inc. , Cl. C*+	314,132	292,299,826
Altaba, Inc. *	447,155	26,113,852
Facebook, Inc. , Cl. A*+	1,678,950	284,162,288

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
INTERNET SOFTWARE & SERVICES—(CONT. )
Palantir Technologies, Inc. , Cl. A*,@	348,292	$2,117,615
		746,878,335
INVESTMENT BANKING & BROKERAGE—0.9%
Morgan Stanley	1,090,026	51,122,219
IT CONSULTING & OTHER SERVICES—0.7%
Cognizant Technology Solutions Corp. , Cl. A	586,569	40,660,963
LEISURE FACILITIES—0.6%
Vail Resorts, Inc.	163,247	34,405,938
LIFE SCIENCES TOOLS & SERVICES—0.6%
Illumina, Inc. *	190,928	33,192,833
MANAGED HEALTH CARE—4.8%
Aetna, Inc.	488,651	75,403,736
Cigna Corp.	131,027	22,741,046
Humana, Inc.	118,861	27,480,663
UnitedHealth Group, Inc.	734,506	140,885,596
		266,511,041
MOVIES & ENTERTAINMENT—0.7%
The Walt Disney Co.	80,017	8,796,269
Time Warner, Inc.	289,374	29,637,685
		38,433,954
OIL & GAS EQUIPMENT & SERVICES—0.6%
Halliburton Company	724,861	30,763,101
OIL & GAS EXPLORATION & PRODUCTION—1.4%
Anadarko Petroleum Corp.	392,258	17,914,423
Encana Corp.	1,178,259	11,853,286
Pioneer Natural Resources Co.	299,145	48,790,549
		78,558,258
OTHER DIVERSIFIED FINANCIAL SERVICES—1.0%
Bank of America Corp.	2,313,310	55,797,037
PACKAGED FOODS & MEATS—0.2%
Nestle SA	162,500	13,720,099
PERSONAL PRODUCTS—0.6%
The Estee Lauder Companies, Inc. , Cl. A	318,643	31,542,471
PHARMACEUTICALS—0.9%
Allergan PLC.	129,534	32,685,314
Bristol-Myers Squibb Co.	283,215	16,114,934
		48,800,248
RAILROADS—0.5%
Union Pacific Corp.	249,665	25,705,508
RESTAURANTS—1.2%
McDonald's Corp.	422,517	65,549,287
SEMICONDUCTOR EQUIPMENT—0.9%
Applied Materials, Inc.	1,147,470	50,844,396
SEMICONDUCTORS—5.5%
Broadcom Ltd.	630,944	155,628,647
Cavium Networks, Inc. *	387,447	23,998,467
Microchip Technology, Inc.	963,837	77,145,513
Micron Technology, Inc. *	1,143,973	32,168,521

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
SEMICONDUCTORS—(CONT. )
NVIDIA Corp.	80,800	$13,130,808
Xilinx, Inc.	41,891	2,650,025
		304,721,981
SOFT DRINKS—0.5%
PepsiCo, Inc.+	259,653	30,278,136
SPECIALTY CHEMICALS—0.4%
The Sherwin-Williams Co.	69,861	23,562,019
SYSTEMS SOFTWARE—7.5%
Choicestream, Inc. *,@,(a)	178,292	–
Microsoft Corp.+	4,705,443	342,085,706
Oracle Corp.	595,219	29,719,285
Red Hat, Inc. *	147,220	14,555,641
ServiceNow, Inc. *	269,001	29,711,161
		416,071,793
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.7%
Apple, Inc.+	2,421,772	360,190,149
Western Digital Corp.	798,172	67,940,401
		428,130,550
TOBACCO—0.8%
Philip Morris International, Inc.	399,522	46,628,213
TRADING COMPANIES & DISTRIBUTORS—0.8%
HD Supply Holdings, Inc. *	917,214	29,800,283
United Rentals, Inc. *	117,088	13,928,788
		43,729,071
WIRELESS TELECOMMUNICATION SERVICES—0.5%
T-Mobile US, Inc. *	422,268	26,037,045
TOTAL COMMON STOCKS
(Cost $4,149,306,226)		5,445,148,595
PREFERRED STOCKS—0.5%	SHARES	VALUE
BIOTECHNOLOGY—0.2%
Prosetta Biosciences, Inc. , Series D*,@,(a)	2,912,012	11,094,766
INTERNET SOFTWARE & SERVICES—0.1%
Palantir Technologies, Inc. , Cl. B*,@	1,420,438	8,636,263
Palantir Technologies, Inc. , Cl. D*,@	185,062	1,125,177
		9,761,440
PHARMACEUTICALS—0.2%
Intarcia Therapeutics, Inc. , Series DD*,@	171,099	10,048,644
SYSTEMS SOFTWARE—–%
Choicestream, Inc. , Cl. A*,@,(a)	1,537,428	–
Choicestream, Inc. , Cl. B*,@,(a)	3,765,639	–
		–
TOTAL PREFERRED STOCKS
(Cost $32,736,484)		30,904,850
WARRANTS—–%	SHARES	VALUE
SYSTEMS SOFTWARE—–%
Choicestream, Inc. , 6/22/26@,(a)	838,287	–
(Cost $837,448)		–

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

MASTER LIMITED PARTNERSHIP—1.2%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—1.2%
The Blackstone Group LP.	2,045,996	$68,438,566
(Cost $60,291,100)		68,438,566
REAL ESTATE INVESTMENT TRUST—2.5%	SHARES	VALUE
SPECIALIZED—2.5%
Crown Castle International Corp.	542,668	54,581,547
Equinix, Inc.	121,235	54,644,252
Lamar Advertising Co. , Cl. A	96,918	6,839,503
SBA Communications Corp. , Cl. A*	180,789	24,867,527
		140,932,829
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $126,071,378)		140,932,829
	PRINCIPAL
CORPORATE BONDS—0.0%	AMOUNT	VALUE
SYSTEMS SOFTWARE—–%
Choicestream, Inc. , 11.00%, 8/05/18@,(a)	838,287	–
(Cost $836)		–
SPECIAL PURPOSE VEHICLE—0.1%	SHARES	VALUE
CONSUMER FINANCE—0.1%
JS Kred SPV I, LLC.@	2,715,111	3,083,823
(Cost $2,715,111)		3,083,823
Total Investments
(Cost $4,371,958,583)(b)	101.9%	5,688,508,663
Liabilities in Excess of Other Assets	(1.9)%	(108,247,620)
NET ASSETS	100.0%	$5,580,261,043

* Non-income producing security.
+ All or a portion of this security is held as collateral for securities sold short.
# American Depositary Receipts.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2017
Choicestream, Inc.	03/14/14	$51,705	0.00%	$0	0.00%
Choicestream, Inc. , 11.00%,
8/05/18	08/04/16	836	0.00%	0	0.00%
Choicestream, Inc. , 6/22/26	08/04/16	837,448	0.02%	0	0.00%
Choicestream, Inc. , Cl. A	12/17/13	1,229,452	0.03%	0	0.00%
Choicestream, Inc. , Cl. B	07/10/14	2,259,383	0.05%	0	0.00%
Intarcia Therapeutics, Inc. , Series
DD	03/27/14	5,541,897	0.14%	10,048,644	0.18%
JS Kred SPV I, LLC.	06/26/15	2,715,111	0.05%	3,083,823	0.05%
Palantir Technologies, Inc. , Cl. A	10/07/14	2,266,336	0.05%	2,117,615	0.03%
Palantir Technologies, Inc. , Cl. B	10/07/14	9,379,767	0.22%	8,636,263	0.15%
Palantir Technologies, Inc. , Cl. D	10/14/14	1,221,931	0.03%	1,125,177	0.02%
Prosetta Biosciences, Inc. , Series
D	02/06/15	13,104,054	0.28%	11,094,766	0.20%
Total				$36,106,288	0.63%

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At July 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,451,892,057, amounted to $1,236,616,606 which consisted of aggregate gross unrealized appreciation of $1,351,660,545 and aggregate gross unrealized depreciation of $115,043,939.

See Notes to Financial Statements

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments - Securities Sold Short (Continued) July 31, 2017 (Unaudited)

COMMON STOCKS—-3.0%	SHARES	VALUE
AIR FREIGHT & LOGISTICS—-0.1%
C. H. Robinson Worldwide, Inc.	(80,714)	$(5,294,839)
APPAREL RETAIL—-0.1%
VF Corp.	(101,070)	(6,285,543)
APPLICATION SOFTWARE—-0.2%
Citrix Systems, Inc. *	(102,994)	(8,134,466)
ASSET MANAGEMENT & CUSTODY BANKS—-0.1%
T. Rowe Price Group, Inc.	(71,258)	(5,894,462)
AUTO PARTS & EQUIPMENT—-0.3%
Gentex Corp.	(854,909)	(14,550,551)
COMMUNICATIONS EQUIPMENT—-0.2%
F5 Networks, Inc. *	(80,160)	(9,679,320)
DATA PROCESSING & OUTSOURCED SERVICES—-0.4%
Automatic Data Processing, Inc.	(53,716)	(6,387,370)
Fidelity National Information Services, Inc.	(208,720)	(19,039,438)
		(25,426,808)
FERTILIZERS & AGRICULTURAL CHEMICALS—-0.2%
The Scotts Miracle-Gro Co.	(119,748)	(11,494,611)
HOTELS RESORTS & CRUISE LINES—-0.3%
Hilton Worldwide Holdings, Inc.	(267,890)	(16,751,162)
HOUSEHOLD APPLIANCES—-0.2%
Whirlpool Corp.	(68,844)	(12,245,971)
INTERNET SOFTWARE & SERVICES—-0.4%
GrubHub, Inc. *	(505,123)	(23,301,324)
OIL & GAS EQUIPMENT & SERVICES—-0.1%
Core Laboratories NV	(48,746)	(4,900,435)
SYSTEMS SOFTWARE—-0.3%
Symantec Corp.	(464,981)	(14,409,761)
TIRES & RUBBER—0.0%
The Goodyear Tire & Rubber Co. *	(44,502)	(1,402,258)
TRADING COMPANIES & DISTRIBUTORS—-0.1%
WW Grainger, Inc.	(42,607)	(7,104,291)
TOTAL COMMON STOCKS
(Proceeds $161,642,106)		$(166,875,802)
Total (Proceeds $161,642,106)		$(166,875,802)

* Non-income producing security.

See Notes to Financial Statements

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments July 31, 2017 (Unaudited)

COMMON STOCKS—93.9%	SHARES	VALUE
AEROSPACE & DEFENSE—1.9%
Hexcel Corp.	9,008	$460,939
Lockheed Martin Corp.	2,115	617,855
		1,078,794
AIR FREIGHT & LOGISTICS—0.5%
United Parcel Service, Inc. , Cl. B	2,503	276,056
APPAREL ACCESSORIES & LUXURY GOODS—1.3%
PVH Corp.	6,412	764,888
APPAREL RETAIL—0.8%
The Gap, Inc.	18,587	442,928
APPLICATION SOFTWARE—4.9%
Autodesk, Inc. *	8,168	904,933
salesforce. com, Inc. *	11,302	1,026,221
SAP SE#	8,701	921,001
		2,852,155
AUTOMOBILE MANUFACTURERS—1.0%
Tesla, Inc. *	1,777	574,806
BIOTECHNOLOGY—5.1%
Biogen, Inc. *	1,616	467,978
Bioverativ, Inc. *	1,095	67,857
Celgene Corp. *	5,574	754,775
Incyte Corp. *	3,158	420,930
Sarepta Therapeutics, Inc. *	6,000	231,480
TESARO, Inc. *	952	121,532
Vertex Pharmaceuticals, Inc. *	5,979	907,732
		2,972,284
BUILDING PRODUCTS—2.2%
Allegion PLC.	8,562	695,577
Johnson Controls International PLC.	14,899	580,316
		1,275,893
COMMUNICATIONS EQUIPMENT—1.3%
Cisco Systems, Inc.	23,036	724,482
DATA PROCESSING & OUTSOURCED SERVICES—3.2%
Visa, Inc. , Cl. A	18,399	1,831,804
DIVERSIFIED BANKS—1.0%
JPMorgan Chase & Co.	6,240	572,832
ELECTRICAL COMPONENTS & EQUIPMENT—0.5%
Rockwell Automation, Inc.	1,850	305,306
ENVIRONMENTAL & FACILITIES SERVICES—1.3%
Tetra Tech, Inc.	15,765	748,049
FOOD DISTRIBUTORS—0.7%
Performance Food Group Co. *	13,821	398,045
FOOTWEAR—1.0%
NIKE, Inc. , Cl. B	9,827	580,284
HEALTH CARE EQUIPMENT—0.5%
Edwards Lifesciences Corp. *	2,381	274,244
HEALTH CARE FACILITIES—0.5%
HCA Healthcare, Inc. *	3,887	312,282

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
HEALTH CARE TECHNOLOGY—1.3%
Agilent Technologies, Inc.	7,523	$449,800
Medidata Solutions, Inc. *	4,276	328,440
		778,240
HOME ENTERTAINMENT SOFTWARE—1.4%
Electronic Arts, Inc. *	6,791	792,781
HOME IMPROVEMENT RETAIL—2.2%
The Home Depot, Inc.	8,554	1,279,678
HOTELS RESORTS & CRUISE LINES—1.4%
Royal Caribbean Cruises Ltd.	7,072	799,631
HOUSEHOLD PRODUCTS—1.6%
The Procter & Gamble Co.	9,973	905,748
HOUSEWARES & SPECIALTIES—1.3%
Newell Brands, Inc.	13,735	724,109
INDUSTRIAL CONGLOMERATES—5.2%
3M Co.	2,765	556,235
General Electric Co.	21,179	542,394
Honeywell International, Inc.	14,060	1,913,847
		3,012,476
INDUSTRIAL GASES—0.7%
Air Products & Chemicals, Inc.	2,955	420,053
INDUSTRIAL MACHINERY—1.2%
Woodward Governor Co.	4,802	335,852
Xylem, Inc.	6,701	380,148
		716,000
INTERNET RETAIL—6.1%
Amazon. com, Inc. *	3,547	3,503,656
INTERNET SOFTWARE & SERVICES—12.1%
Alphabet, Inc. , Cl. A*	1,740	1,645,170
Alphabet, Inc. , Cl. C*	1,963	1,826,572
eBay, Inc. *	12,767	456,165
Facebook, Inc. , Cl. A*	18,037	3,052,762
		6,980,669
INVESTMENT BANKING & BROKERAGE—2.0%
Morgan Stanley	20,569	964,686
TD Ameritrade Holding Corp.	4,014	183,560
		1,148,246
LEISURE FACILITIES—1.0%
Vail Resorts, Inc.	2,725	574,321
MANAGED HEALTH CARE—2.6%
Aetna, Inc.	6,850	1,057,024
Humana, Inc.	1,935	447,372
		1,504,396
MOVIES & ENTERTAINMENT—1.8%
The Walt Disney Co.	9,520	1,046,534
OIL & GAS EXPLORATION & PRODUCTION—0.6%
Encana Corp.	35,254	354,655
PHARMACEUTICALS—5.9%
Bristol-Myers Squibb Co.	16,842	958,310

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
PHARMACEUTICALS—(CONT. )
Johnson & Johnson	11,268	$1,495,489
Merck & Co. , Inc.	10,525	672,337
Zoetis, Inc.	4,767	298,033
		3,424,169
RESTAURANTS—0.8%
Starbucks Corp.	9,038	487,871
SEMICONDUCTOR EQUIPMENT—0.7%
Lam Research Corp.	2,609	416,031
SEMICONDUCTORS—2.6%
Broadcom Ltd.	4,078	1,005,880
Intel Corp.	14,075	499,240
		1,505,120
SOFT DRINKS—1.3%
PepsiCo, Inc.	6,661	776,739
SYSTEMS SOFTWARE—5.6%
Choicestream, Inc. *,@,(a)	3,619	–
Microsoft Corp.	44,350	3,224,245
		3,224,245
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.8%
Apple, Inc.	26,547	3,948,335
TOTAL COMMON STOCKS
(Cost $32,126,465)		54,308,835
PREFERRED STOCKS—–%	SHARES	VALUE
SYSTEMS SOFTWARE—–%
Choicestream, Inc. , Cl. A*,@,(a)	31,215	–
Choicestream, Inc. , Cl. B*,@,(a)	69,819	–
		–
TOTAL PREFERRED STOCKS
(Cost $66,854)		–
WARRANTS—–%	SHARES	VALUE
SYSTEMS SOFTWARE—–%
Choicestream, Inc. , 6/22/26@,(a)	10,518	–
(Cost $10,508)		–
REAL ESTATE INVESTMENT TRUST—1.6%	SHARES	VALUE
SPECIALIZED—1.6%
Equinix, Inc.	1,361	613,444
SBA Communications Corp. , Cl. A*	2,199	302,472
		915,916
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $816,035)		915,916

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

	PRINCIPAL
CORPORATE BONDS—0.0%	AMOUNT	VALUE
SYSTEMS SOFTWARE—–%
Choicestream, Inc. , 11.00%, 8/05/18@,(a)	10,518	$–
(Cost $11)		–
Total Investments
(Cost $33,019,873)(b)	95.5%	55,224,751
Other Assets in Excess of Liabilities	4.5%	2,630,986
NET ASSETS	100.0%	$57,855,737

* Non-income producing security.
# American Depositary Receipts.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2017
Choicestream, Inc.	03/14/14	$1,050	0.00%	$0	0.00%
Choicestream, Inc. , 11.00%,
8/05/18	08/04/16	11	0.00%	0	0.00%
Choicestream, Inc. , 6/22/26	08/04/16	10,508	0.02%	0	0.00%
Choicestream, Inc. , Cl. A	12/17/13	24,962	0.03%	0	0.00%
Choicestream, Inc. , Cl. B	07/10/14	41,892	0.05%	0	0.00%
Total				$0	0.00%

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At July 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $33,031,084, amounted to $22,193,667 which consisted of aggregate gross unrealized appreciation of $22,574,777 and aggregate gross unrealized depreciation of $381,110.

See Notes to Financial Statements

THE ALGER FUNDS II | ALGER MID CAP FOCUS FUND
Schedule of Investments July 31, 2017 (Unaudited)

COMMON STOCKS—82.8%	SHARES	VALUE
AEROSPACE & DEFENSE—1.7%
HEICO Corp.	2,047	$164,517
APPAREL ACCESSORIES & LUXURY GOODS—2.5%
PVH Corp.	1,992	237,626
APPLICATION SOFTWARE—2.8%
Autodesk, Inc. *	1,255	139,041
PTC, Inc. *	2,247	124,012
		263,053
AUTO PARTS & EQUIPMENT—1.2%
Delphi Automotive PLC.	1,237	111,849
BIOTECHNOLOGY—5.7%
Alexion Pharmaceuticals, Inc. *	1,709	234,714
BioMarin Pharmaceutical, Inc. *	1,675	146,948
Exact Sciences Corp. *	3,998	155,122
		536,784
BUILDING PRODUCTS—1.5%
Johnson Controls International PLC.	3,686	143,570
CASINOS & GAMING—2.3%
MGM Resorts International	6,502	214,111
CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS—0.8%
Wabtec Corp.	1,008	75,963
CONSTRUCTION MATERIALS—1.8%
Vulcan Materials Co.	1,369	168,551
DATA PROCESSING & OUTSOURCED SERVICES—1.7%
WNS Holdings Ltd. #*	4,737	163,663
ELECTRICAL COMPONENTS & EQUIPMENT—2.7%
AMETEK, Inc.	2,245	138,247
Rockwell Automation, Inc.	719	118,657
		256,904
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.3%
Trimble, Inc. *	3,306	123,744
FINANCIAL EXCHANGES & DATA—5.6%
IntercontinentalExchange Group, Inc.	3,388	226,013
MarketAxess Holdings, Inc.	1,495	303,321
		529,334
FOOD DISTRIBUTORS—2.3%
Performance Food Group Co. *	7,666	220,781
HEALTH CARE EQUIPMENT—4.1%
ABIOMED, Inc. *	1,101	163,047
Insulet Corp. *	2,815	141,623
Intuitive Surgical, Inc. *	87	81,628
		386,298
HEALTH CARE FACILITIES—3.4%
VCA Antech, Inc. *	3,419	316,531
HEALTH CARE SERVICES—1.6%
Envision Healthcare Corp. *	2,587	145,984
HEALTH CARE TECHNOLOGY—5.0%
Cotiviti Holdings, Inc. *	3,702	159,371

THE ALGER FUNDS II | ALGER MID CAP FOCUS FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
HEALTH CARE TECHNOLOGY—(CONT. )
Medidata Solutions, Inc. *	4,113	$315,920
		475,291
HOME ENTERTAINMENT SOFTWARE—2.8%
Electronic Arts, Inc. *	2,241	261,614
HOTELS RESORTS & CRUISE LINES—2.1%
Extended Stay America, Inc.	10,065	198,985
HOUSEWARES & SPECIALTIES—2.2%
Newell Brands, Inc.	4,019	211,882
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.6%
WageWorks, Inc. *	2,313	150,808
INDUSTRIAL CONGLOMERATES—1.9%
Roper Technologies, Inc.	763	177,367
INDUSTRIAL MACHINERY—3.5%
Fortive Corp.	2,572	166,511
Stanley Black & Decker, Inc.	1,187	166,999
		333,510
METAL & GLASS CONTAINERS—1.8%
Ball Corp.	4,091	171,413
OIL & GAS EXPLORATION & PRODUCTION—1.2%
Encana Corp.	11,360	114,282
PACKAGED FOODS & MEATS—1.0%
TreeHouse Foods, Inc. *	1,139	96,621
PHARMACEUTICALS—1.4%
Zoetis, Inc.	2,143	133,980
SEMICONDUCTORS—6.1%
Broadcom Ltd.	693	170,935
Cavium Networks, Inc. *	4,298	266,218
Skyworks Solutions, Inc.	1,335	140,002
		577,155
SPECIALIZED CONSUMER SERVICES—1.3%
Sotheby's*	2,106	119,179
SPECIALTY CHEMICALS—1.7%
Axalta Coating Systems Ltd. *	4,957	156,145
SYSTEMS SOFTWARE—2.1%
ServiceNow, Inc. *	1,764	194,834
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.4%
Western Digital Corp.	2,630	223,866
TRADING COMPANIES & DISTRIBUTORS—1.7%
HD Supply Holdings, Inc. *	4,906	159,396
TOTAL COMMON STOCKS
(Cost $6,753,149)		7,815,591
MASTER LIMITED PARTNERSHIP—1.7%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—1.7%
The Blackstone Group LP.	4,751	158,921
(Cost $148,259)		158,921

THE ALGER FUNDS II | ALGER MID CAP FOCUS FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—4.7%	SHARES	VALUE
MORTGAGE—1.9%
Blackstone Mortgage Trust, Inc. , Cl. A	5,893	$181,917
SPECIALIZED—2.8%
Crown Castle International Corp.	2,653	266,839
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $391,594)		448,756
Total Investments
(Cost $7,293,002)(a)	89.2%	8,423,268
Other Assets in Excess of Liabilities	10.8%	1,021,297
NET ASSETS	100.0%	$9,444,565

* Non-income producing security.
# American Depositary Receipts.
(a) At July 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $7,313,296, amounted to $1,109,972 which consisted of aggregate gross unrealized appreciation of $1,226,947 and aggregate gross unrealized depreciation of $116,975.

See Notes to Financial Statements

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments July 31, 2017 (Unaudited)

COMMON STOCKS—83.5%	SHARES	VALUE
AEROSPACE & DEFENSE—3.6%
General Dynamics Corp.	1,121	$220,086
HEICO Corp.	6,285	505,125
TransDigm Group, Inc.+	7,419	2,093,197
		2,818,408
AIR FREIGHT & LOGISTICS—1.2%
XPO Logistics, Inc. *+	15,359	923,230
APPAREL ACCESSORIES & LUXURY GOODS—0.9%
adidas AG	1,078	246,199
Canada Goose Holdings, Inc. *+	23,739	452,465
		698,664
APPAREL RETAIL—0.4%
Francesca's Holdings Corp. *+	34,140	332,182
APPLICATION SOFTWARE—8.1%
Blackbaud, Inc.+	4,621	426,703
Ebix, Inc.+	20,465	1,181,854
Everbridge, Inc. *+	30,450	720,142
Globant SA*	5,841	268,511
HubSpot, Inc. *	7,761	561,508
Mobileye NV*	6,470	409,551
Paylocity Holding Corp. *+	20,937	952,005
PTC, Inc. *	5,458	301,227
RealPage, Inc. *	1,362	52,778
salesforce. com, Inc. *+	2,325	211,110
Ultimate Software Group, Inc. *+	5,373	1,212,740
		6,298,129
ASSET MANAGEMENT & CUSTODY BANKS—2.0%
Affiliated Managers Group, Inc. +	4,667	867,269
Virtus Investment Partners, Inc.	1,571	185,064
WisdomTree Investments, Inc.+	50,283	524,954
		1,577,287
BIOTECHNOLOGY—8.8%
ACADIA Pharmaceuticals, Inc. *+	42,519	1,265,790
BioMarin Pharmaceutical, Inc. *	2,479	217,483
Celgene Corp. *	1,731	234,395
Clovis Oncology, Inc. *	4,334	367,566
Exact Sciences Corp. *	14,695	570,166
Incyte Corp. *+	3,932	524,096
Portola Pharmaceuticals, Inc. *+	24,887	1,535,528
Puma Biotechnology, Inc. *	7,279	691,869
Sarepta Therapeutics, Inc. *	2,777	107,137
TESARO, Inc. *	2,067	263,873
Ultragenyx Pharmaceutical, Inc. *+	12,121	803,865
Vertex Pharmaceuticals, Inc. *	1,583	240,331
		6,822,099
BROADCASTING—0.5%
CBS Corp. , Cl. B+	6,102	401,695
CABLE & SATELLITE—0.7%
Comcast Corporation, Cl. A+	12,471	504,452

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
CASINOS & GAMING—0.2%
Wynn Resorts Ltd.	1,459	$188,707
COMMUNICATIONS EQUIPMENT—0.7%
Cisco Systems, Inc.	12,015	377,872
Lumentum Holdings, Inc. *	3,201	200,382
		578,254
CONSUMER ELECTRONICS—0.4%
GoPro, Inc. *	38,156	314,405
CONSUMER FINANCE—0.6%
LendingClub Corp. *+	87,071	441,450
DATA PROCESSING & OUTSOURCED SERVICES—1.7%
PayPal Holdings, Inc. *	3,279	191,985
Visa, Inc. , Cl. A+	8,642	860,398
WNS Holdings Ltd. #*	8,880	306,804
		1,359,187
DISTRIBUTORS—0.2%
LKQ Corp. *	4,570	157,939
DIVERSIFIED REAL ESTATE ACTIVITIES—0.4%
Five Point Holdings LLC*	22,319	332,553
EDUCATION SERVICES—1.7%
Chegg, Inc. *	95,344	1,320,514
ELECTRONIC COMPONENTS—0.2%
Universal Display Corp.	1,572	189,583
ELECTRONIC MANUFACTURING SERVICES—0.9%
IPG Photonics Corp. *+	4,611	703,823
ENVIRONMENTAL & FACILITIES SERVICES—2.1%
Waste Connections, Inc.+	24,662	1,602,537
FINANCIAL EXCHANGES & DATA—0.7%
MarketAxess Holdings, Inc.+	2,748	557,542
GENERAL MERCHANDISE STORES—0.3%
Ollie's Bargain Outlet Holdings, Inc. *	5,435	242,945
HEALTH CARE DISTRIBUTORS—0.0%
PetIQ, Inc. *	312	7,263
HEALTH CARE EQUIPMENT—3.1%
Abaxis, Inc.	3,833	180,151
ABIOMED, Inc. *	2,323	344,013
Cantel Medical Corp.+	5,780	428,876
DexCom, Inc. *+	4,128	274,966
Insulet Corp. *+	24,322	1,223,640
		2,451,646
HEALTH CARE FACILITIES—0.6%
US Physical Therapy, Inc.+	7,651	482,778
HEALTH CARE SERVICES—0.6%
Diplomat Pharmacy, Inc. *+	26,829	425,776
HEALTH CARE SUPPLIES—0.3%
Neogen Corp. *	2,924	192,604
HEALTH CARE TECHNOLOGY—1.3%
Cotiviti Holdings, Inc. *	8,993	387,149

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
HEALTH CARE TECHNOLOGY—(CONT. )
Medidata Solutions, Inc. *+	8,441	$648,353
		1,035,502
HOME ENTERTAINMENT SOFTWARE—0.6%
Electronic Arts, Inc. *+	3,702	432,171
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.1%
WageWorks, Inc. *+	12,714	828,953
INDUSTRIAL MACHINERY—2.0%
Middleby Corp. *+	11,420	1,492,365
Proto Labs, Inc. *	663	48,996
		1,541,361
INTERNET RETAIL—4.5%
Amazon. com, Inc. *+	1,212	1,197,189
Expedia, Inc.	4,059	635,112
Wayfair, Inc. , Cl. A*+	21,856	1,668,706
		3,501,007
INTERNET SOFTWARE & SERVICES—10.9%
2U, Inc. *	8,536	441,738
Alarm. com Holdings, Inc. *	9,085	345,503
Alibaba Group Holding Ltd. #*+	5,409	838,125
Alphabet, Inc. , Cl. C*+	1,199	1,115,670
Care. com, Inc. *	14,566	211,644
Facebook, Inc. , Cl. A*+	5,584	945,092
GTT Communications, Inc. *+	12,331	376,712
Match Group, Inc. *	5,405	98,641
Palantir Technologies, Inc. , Cl. A*,@	6,606	40,164
SPS Commerce, Inc. *	729	42,136
Stamps. com, Inc. *+	13,029	1,929,595
Tencent Holdings Ltd.	20,118	802,984
The Trade Desk, Inc. , Cl. A*+	23,833	1,270,537
		8,458,541
IT CONSULTING & OTHER SERVICES—0.4%
EPAM Systems, Inc. *	3,634	312,270
LEISURE FACILITIES—0.6%
Planet Fitness, Inc. , Cl. A+	20,037	454,038
LIFE SCIENCES TOOLS & SERVICES—0.8%
Bio-Techne Corp.+	5,258	609,455
MOVIES & ENTERTAINMENT—1.5%
Lions Gate Entertainment Corp. , Cl. B*	27,763	763,760
Live Nation Entertainment, Inc. *	10,957	408,368
		1,172,128
OIL & GAS EQUIPMENT & SERVICES—0.9%
ProPetro Holding Corp. *	51,381	667,953
OIL & GAS EXPLORATION & PRODUCTION—0.4%
Parsley Energy, Inc. , Cl. A*	11,033	323,046
PHARMACEUTICALS—0.3%
Aerie Pharmaceuticals, Inc. *	3,697	200,747
REAL ESTATE SERVICES—1.7%
FirstService Corp.+	20,495	1,320,698

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
REGIONAL BANKS—1.7%
Independent Bank Group, Inc.	5,178	$312,492
Peapack Gladstone Financial Corp.	1,825	57,068
Signature Bank*+	6,955	963,824
		1,333,384
REINSURANCE—0.2%
Greenlight Capital Re Ltd. *	8,499	181,879
RESEARCH & CONSULTING SERVICES—0.1%
IHS Markit Ltd. *	1,673	78,045
RESTAURANTS—1.4%
Chuy's Holdings, Inc. *	7,338	172,810
Papa Murphy's Holdings, Inc. *	21,245	90,504
Shake Shack, Inc. , Cl. A*+	18,942	625,275
Wingstop, Inc.+	7,269	218,143
		1,106,732
SEMICONDUCTOR EQUIPMENT—0.7%
Applied Materials, Inc.	6,947	307,822
Lam Research Corp.	1,352	215,590
		523,412
SEMICONDUCTORS—3.0%
Broadcom Ltd.+	2,094	516,506
Impinj, Inc. *	1,989	97,739
MACOM Technology Solutions Holdings, Inc. *+	20,785	1,258,532
Micron Technology, Inc. *	12,056	339,015
Skyworks Solutions, Inc.	1,266	132,765
		2,344,557
SPECIALTY CHEMICALS—0.8%
Ecolab, Inc.	1,563	205,800
Flotek Industries, Inc. *+	53,694	452,104
		657,904
SYSTEMS SOFTWARE—1.3%
Microsoft Corp.+	10,369	753,826
ServiceNow, Inc. *+	2,652	292,914
		1,046,740
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.8%
Apple, Inc.+	7,510	1,116,962
Electronics For Imaging, Inc. *	9,471	460,101
Stratasys Ltd. *	774	18,568
Western Digital Corp.	7,061	601,033
		2,196,664
THRIFTS & MORTGAGE FINANCE—1.2%
BofI Holding, Inc. *+	33,364	929,855
TOBACCO—0.5%
Philip Morris International, Inc.	3,444	401,949
TRADING COMPANIES & DISTRIBUTORS—1.9%
H&E Equipment Services, Inc.	13,400	302,438
HD Supply Holdings, Inc. *+	24,204	786,388

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
TRADING COMPANIES & DISTRIBUTORS—(CONT. )
SiteOne Landscape Supply, Inc. *+	7,739	$406,297
		1,495,123
TOTAL COMMON STOCKS
(Cost $56,158,269)		65,079,766
PREFERRED STOCKS—0.4%	SHARES	VALUE
BIOTECHNOLOGY—0.2%
Prosetta Biosciences, Inc. , Series D*,@,(a)	41,418	157,803
INTERNET SOFTWARE & SERVICES—0.2%
Palantir Technologies, Inc. , Cl. B*,@	26,941	163,801
Palantir Technologies, Inc. , Cl. D*,@	3,510	21,341
		185,142
TOTAL PREFERRED STOCKS
(Cost $387,460)		342,945
RIGHTS—0.4%	SHARES	VALUE
BIOTECHNOLOGY—0.4%
Adolor Corp. , CPR, 12/31/2049*,@,(b)	49,870	–
Tolero Pharmaceuticals, Inc. , CDR@,(a)	126,108	291,032
		291,032
TOTAL RIGHTS
(Cost $67,638)		291,032
MASTER LIMITED PARTNERSHIP—0.7%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
The Blackstone Group LP.+	17,208	575,607
(Cost $406,293)		575,607
REAL ESTATE INVESTMENT TRUST—1.7%	SHARES	VALUE
SPECIALIZED—1.7%
Crown Castle International Corp.+	5,560	559,225
Equinix, Inc.	882	397,544
SBA Communications Corp. , Cl. A*	2,806	385,965
		1,342,734
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $1,291,484)		1,342,734
PURCHASED OPTIONS—3.5%	CONTRACTS	VALUE
PUT OPTIONS—3.5%
S&P 500 Index/ August/ 2380*	8	2,472
Sears Holdings Corp. / January/ 10*	1,200	504,000
Sears Holdings Corp. / January/ 13*	163	108,395
Sears Holdings Corp. / January/ 20*	991	1,342,805
Sears Holdings Corp. / January/ 25*	45	88,425
Sears Holdings Corp. / January/ 30*	43	98,900
Sears Holdings Corp. / June/ 27*	43	91,160
Snap Inc. / January/ 40*	68	177,820
Snap, Inc. / January/ 20*	46	34,730
Snap, Inc. / January/ 25*	54	64,584
Valeant Pharmaceuticals International, Inc. / January/ 10*	822	26,304
Valeant Pharmaceuticals International, Inc. / January/ 15*	215	36,980

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

PURCHASED OPTIONS—(CONT. )	CONTRACTS	VALUE
PUT OPTIONS—(CONT. )
Valeant Pharmaceuticals International, Inc. / January/ 45*	39	$112,125
Valeant Pharmaceuticals International, Inc. / January/ 5*	986	4,930
TOTAL PUT OPTIONS
(Cost $3,136,440)		2,693,630
CALL OPTIONS—0.0%
Kellogg Co. / January/ 85*	14	140
(Cost $1,278)		140
TOTAL PURCHASED OPTIONS
(Cost $3,137,718)		2,693,770
SPECIAL PURPOSE VEHICLE—0.2%	SHARES	VALUE
CONSUMER FINANCE—0.2%
JS Kred SPV I, LLC.@	159,212	180,833
(Cost $159,212)		180,833
Total Investments
(Cost $61,608,074)(c)	90.4%	70,506,687
Other Assets in Excess of Liabilities	9.6%	7,476,691
NET ASSETS	100.0%	$77,983,378

+ All or a portion of this security is held as collateral for securities sold short.
* Non-income producing security.
# American Depositary Receipts.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2017
Adolor Corp. , CPR	10/24/11	$0	0.00%	$0	0.00%
JS Kred SPV I, LLC.	06/26/15	159,212	0.15%	180,833	0.23%
Palantir Technologies, Inc. , Cl. A	10/07/14	42,985	0.05%	40,164	0.05%
Palantir Technologies, Inc. , Cl. B	10/07/14	177,903	0.22%	163,801	0.21%
Palantir Technologies, Inc. , Cl. D	10/14/14	23,176	0.03%	21,341	0.03%
Prosetta Biosciences, Inc. , Series
D	02/06/15	186,381	0.25%	157,803	0.20%
Tolero Pharmaceuticals, Inc. ,
CDR	01/11/17	67,638	0.09%	291,032	0.37%
Total				$854,974	1.09%

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) Right - Contingent Payment Right granted December 13, 2011 and may not be sold. Right is deemed to be illiquid and represents 0.0% of the net assets of the Fund.
(c) At July 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $64,150,925, amounted to $6,355,762 which consisted of aggregate gross unrealized appreciation of $11,289,906 and aggregate gross unrealized depreciation of $4,934,144.
See Notes to Financial Statements

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short (Continued) July 31, 2017 (Unaudited)

COMMON STOCKS—-25.6%	SHARES	VALUE
AIR FREIGHT & LOGISTICS—-0.2%
C. H. Robinson Worldwide, Inc.	(1,785)	$(117,096)
FedEx Corp.	(357)	(74,267)
		(191,363)
APPAREL ACCESSORIES & LUXURY GOODS—-0.1%
Under Armour, Inc. , Cl. A*	(4,686)	(93,814)
APPAREL RETAIL—-0.1%
VF Corp.	(1,073)	(66,730)
APPLICATION SOFTWARE—-0.7%
Citrix Systems, Inc. *	(1,189)	(93,907)
Snap, Inc. *	(4,050)	(55,363)
SS&C Technologies Holdings, Inc.	(1,639)	(63,528)
Workday, Inc. , Cl. A*	(2,693)	(274,982)
		(487,780)
ASSET MANAGEMENT & CUSTODY BANKS—-0.1%
T. Rowe Price Group, Inc.	(1,126)	(93,143)
AUTO PARTS & EQUIPMENT—-0.2%
American Axle & Manufacturing Holdings, Inc. *	(5,919)	(87,246)
Gentex Corp.	(4,406)	(74,990)
		(162,236)
AUTOMOTIVE RETAIL—-0.1%
Carmax, Inc. *	(990)	(65,587)
BIOTECHNOLOGY—-0.5%
Agios Pharmaceuticals Inc*	(2,132)	(119,264)
Alkermes PLC. *	(1,337)	(72,746)
Genomic Health, Inc. *	(4,061)	(129,546)
		(321,556)
BROADCASTING—-0.2%
AMC Networks, Inc. *	(2,008)	(128,412)
BUILDING PRODUCTS—-1.4%
NCI Building Systems, Inc. *	(60,008)	(1,080,144)
COMMUNICATIONS EQUIPMENT—-0.1%
F5 Networks, Inc. *	(601)	(72,571)
CONSTRUCTION & ENGINEERING—-0.4%
Great Lakes Dredge & Dock Corp. *	(79,115)	(312,504)
CONSUMER FINANCE—-0.3%
Capital One Financial Corp.	(2,926)	(252,163)
DATA PROCESSING & OUTSOURCED SERVICES—-0.6%
Automatic Data Processing, Inc.	(1,805)	(214,633)
Fidelity National Information Services, Inc.	(1,967)	(179,430)
Western Union Co. , /The	(3,249)	(64,168)
		(458,231)
ELECTRONIC EQUIPMENT & INSTRUMENTS—-0.3%
Badger Meter, Inc.	(4,693)	(212,358)
FERTILIZERS & AGRICULTURAL CHEMICALS—-0.1%
The Scotts Miracle-Gro Co.	(993)	(95,318)
GAS UTILITIES—-0.2%
National Fuel Gas Co.	(2,615)	(154,834)

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short (Continued) July 31, 2017 (Unaudited)

COMMON STOCKS—(CONT. )	SHARES	VALUE
GENERAL MERCHANDISE STORES—-0.3%
Target Corp.	(4,637)	$(262,779)
HEALTH CARE DISTRIBUTORS—-0.2%
Patterson Cos. , Inc.	(4,295)	(179,187)
HEALTH CARE EQUIPMENT—-0.2%
ResMed, Inc.	(2,193)	(169,124)
HEALTH CARE FACILITIES—-0.2%
Healthsouth Corp.	(3,347)	(142,448)
HEALTH CARE SERVICES—-0.2%
Express Scripts, Inc. *	(2,043)	(127,974)
HEALTH CARE TECHNOLOGY—-0.3%
Castlight Health, Inc. *	(14,800)	(63,640)
Cerner Corp. *	(1,840)	(118,441)
		(182,081)
HOTELS RESORTS & CRUISE LINES—-0.1%
Hilton Worldwide Holdings, Inc.	(1,872)	(117,056)
HOUSEHOLD APPLIANCES—-0.2%
Whirlpool Corp.	(669)	(119,002)
INDUSTRIAL MACHINERY—-1.1%
Actuant Corp. , Cl. A	(32,611)	(789,186)
Hillenbrand, Inc.	(3,124)	(112,464)
		(901,650)
INTEGRATED OIL & GAS—-0.3%
Exxon Mobil Corp.	(960)	(76,838)
Statoil ASA#	(6,673)	(125,185)
		(202,023)
INTERNET SOFTWARE & SERVICES—-2.9%
Box, Inc. *	(4,015)	(75,683)
Cimpress NV*	(1,923)	(169,685)
GrubHub, Inc. *	(5,147)	(237,431)
Nutanix, Inc. , Cl. A*	(48,005)	(1,019,866)
Oclaro, Inc. *	(6,150)	(60,147)
Shutterstock, Inc. *	(2,202)	(92,792)
VeriSign, Inc. *	(1,423)	(143,965)
Zillow Group, Inc. , Cl. A*	(2,928)	(133,019)
Zillow Group, Inc. , Cl. C*	(7,036)	(317,746)
		(2,250,334)
IT CONSULTING & OTHER SERVICES—-0.4%
Accenture PLC. , Cl. A	(2,003)	(258,026)
International Business Machines Corp.	(788)	(114,000)
		(372,026)
LIFE SCIENCES TOOLS & SERVICES—-2.2%
Illumina, Inc. *	(9,042)	(1,571,952)
Quintiles IMS Holdings, Inc. *	(1,462)	(132,384)
		(1,704,336)
MARKET INDICES—-1.9%
iShares Russell 2000 Growth	(4,141)	(704,218)
Powershares QQQ Trust Series 1	(5,535)	(792,778)
		(1,496,996)

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short (Continued) July 31, 2017 (Unaudited)

COMMON STOCKS—(CONT. )	SHARES	VALUE
MOTORCYCLE MANUFACTURERS—-0.2%
Harley-Davidson, Inc.	(3,433)	$(167,084)
MOVIES & ENTERTAINMENT—-0.3%
Regal Entertainment Group, Cl. A	(12,704)	(241,630)
OIL & GAS REFINING & MARKETING—-0.2%
Phillips 66	(1,986)	(166,327)
PACKAGED FOODS & MEATS—-0.1%
Kellogg Co.	(1,360)	(92,480)
PHARMACEUTICALS—-3.4%
Perrigo Co. , PLC.	(1,048)	(78,516)
Valeant Pharmaceuticals International, Inc. *	(156,560)	(2,576,978)
		(2,655,494)
PROPERTY & CASUALTY INSURANCE—-1.6%
HCI Group, Inc.	(15,875)	(715,804)
Universal Insurance Holdings, Inc.	(21,895)	(522,196)
		(1,238,000)
RESEARCH & CONSULTING SERVICES—-0.1%
FTI Consulting, Inc. *	(1,718)	(56,368)
RESTAURANTS—-0.6%
Chipotle Mexican Grill, Inc. *	(988)	(339,645)
Texas Roadhouse, Inc.	(2,364)	(111,817)
Zoe's Kitchen, Inc. *	(4,150)	(46,936)
		(498,398)
SEMICONDUCTORS—-0.5%
Analog Devices, Inc.	(753)	(59,495)
Inphi Corp. *	(2,780)	(106,752)
Taiwan Semiconductor Manufacturing Co. , Ltd. #	(6,208)	(223,240)
		(389,487)
SPECIALTY STORES—-0.8%
Five Below, Inc. *	(13,347)	(644,794)
SYSTEMS SOFTWARE—-0.4%
Check Point Software Technologies Ltd. *	(674)	(71,296)
Symantec Corp.	(7,951)	(246,401)
		(317,697)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—-1.1%
Pure Storage, Inc. *	(66,040)	(797,103)
Seagate Technology PLC.	(2,475)	(81,576)
		(878,679)
TIRES & RUBBER—-0.1%
The Goodyear Tire & Rubber Co.	(1,609)	(50,700)
TRADING COMPANIES & DISTRIBUTORS—-0.1%
WW Grainger, Inc.	(634)	(105,713)
TOTAL COMMON STOCKS
(Proceeds $18,427,142)		$(19,978,611)
MASTER LIMITED PARTNERSHIP—-0.1%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—-0.1%
Och-Ziff Capital Management Group LLC, Cl. A	(40,526)	(121,983)
(Proceeds $96,666)		$(121,983)

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short (Continued) July 31, 2017 (Unaudited)

REAL ESTATE INVESTMENT TRUST—-0.3%	SHARES	VALUE
HOTEL & RESORT REITS—-0.2%
Host Hotels & Resorts, Inc.	(6,449)	$(120,339)
RETAIL REITS—-0.1%
Simon Property Group, Inc.	(630)	(99,855)
TOTAL REAL ESTATE INVESTMENT TRUST
(Proceeds $215,188)		$(220,194)
Total (Proceeds $18,738,996)		$(20,320,788)

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short (Continued) July 31, 2017 (Unaudited)

* Non-income producing security.
# American Depositary Receipts.

See Notes to Financial Statements

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments July 31, 2017 (Unaudited)

COMMON STOCKS—96.3%	SHARES	VALUE
ARGENTINA—1.3%
APPLICATION SOFTWARE—0.8%
Globant SA*	10,177	$467,837
PACKAGED FOODS & MEATS—0.5%
Adecoagro SA*	27,912	283,865
TOTAL ARGENTINA
(Cost $645,085)		751,702
BRAZIL—6.1%
BIOTECHNOLOGY—0.8%
Biotoscana Investments SA*	47,486	415,001
DIVERSIFIED BANKS—2.2%
Banco Bradesco SA*	49,120	475,596
Itau Unibanco Holding SA#	65,183	776,330
		1,251,926
DRUG RETAIL—0.9%
Raia Drogasil SA	23,339	516,474
HOMEBUILDING—0.7%
MRV Engenharia e Participacoes SA	84,400	387,887
OTHER DIVERSIFIED FINANCIAL SERVICES—0.5%
B3 SA - Brasil Bolsa Balcao	45,900	301,628
RAILROADS—0.7%
Rumo SA*	123,222	408,625
REAL ESTATE OPERATING COMPANIES—0.3%
BR Malls Participacoes SA*	33,537	141,976
TOTAL BRAZIL
(Cost $2,998,853)		3,423,517
CHILE—1.1%
OIL & GAS EXPLORATION & PRODUCTION—0.6%
Geopark Ltd. *	37,204	328,139
SOFT DRINKS—0.5%
Embotelladora Andina SA	65,214	297,071
TOTAL CHILE
(Cost $483,358)		625,210
CHINA—26.8%
APPAREL ACCESSORIES & LUXURY GOODS—1.1%
Li Ning Co. , Ltd. *	745,000	586,833
CONSTRUCTION & ENGINEERING—0.9%
China State Construction International Holdings Ltd.	311,368	502,358
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.6%
Weichai Power Co. , Ltd.	361,000	347,445
CONSTRUCTION MATERIALS—1.3%
Anhui Conch Cement Co. , Ltd.	123,000	454,396
West China Cement Ltd. *	2,094,000	300,089
		754,485
DIVERSIFIED BANKS—2.5%
China Construction Bank Corp.	1,225,700	1,017,710
China Merchants Bank Co. , Ltd.	126,000	413,723
		1,431,433

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
CHINA—(CONT. )
ELECTRICAL COMPONENTS & EQUIPMENT—0.5%
Byd Co. , Ltd.	45,500	$283,189
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.2%
Hangzhou Hikvision Digital Technology Co. , Ltd.	25,300	112,721
HEALTH CARE FACILITIES—0.5%
China Resources Phoenix Healthcare Holdings Co. , Ltd. *	233,913	295,360
HOTELS RESORTS & CRUISE LINES—0.6%
Ctrip. com International Ltd. #*	5,626	336,041
INTEGRATED OIL & GAS—1.1%
China Petroleum & Chemical Corp.	793,023	601,162
INTERNET RETAIL—0.7%
JD. com, Inc. #*	8,657	391,037
INTERNET SOFTWARE & SERVICES—11.0%
Alibaba Group Holding Ltd. #*	17,779	2,754,856
Baidu, Inc. #*	1,700	384,795
Tencent Holdings Ltd.	76,407	3,049,688
		6,189,339
LIFE & HEALTH INSURANCE—2.1%
China Life Insurance Co. , Ltd.	127,000	401,375
Ping An Insurance Group Co. , of China Ltd.	104,032	770,052
		1,171,427
OIL & GAS EXPLORATION & PRODUCTION—0.6%
Kunlun Energy Co. , Ltd.	334,000	332,955
RENEWABLE ELECTRICITY—0.7%
Huaneng Renewables Corp. , Ltd.	1,326,360	403,756
STEEL—0.5%
Angang Steel Co. , Ltd.	336,000	272,310
WATER UTILITIES—0.4%
Beijing Enterprises Water Group Ltd.	252,000	209,105
WIRELESS TELECOMMUNICATION SERVICES—1.5%
China Mobile Ltd.	79,730	852,240
TOTAL CHINA
(Cost $11,645,498)		15,073,196
COLOMBIA—0.5%
CONSTRUCTION MATERIALS—0.5%
Cementos Argos SA	84,722	299,623
(Cost $312,615)
HONG KONG—1.1%
LIFE & HEALTH INSURANCE—1.1%
AIA Group Ltd.	77,719	611,295
(Cost $439,436)
HUNGARY—0.6%
AIRLINES—0.6%
Wizz Air Holdings PLC. *(a)	10,425	357,841
(Cost $309,672)
INDIA—10.8%
ALUMINUM—0.7%
Hindalco Industries Ltd. *	121,594	416,902

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
INDIA—(CONT. )
APPAREL ACCESSORIES & LUXURY GOODS—0.7%
Titan Co. , Ltd.	44,436	$376,509
AUTOMOBILE MANUFACTURERS—1.2%
Maruti Suzuki India Ltd. *	5,361	646,822
CONSTRUCTION MATERIALS—0.8%
Shree Cement Ltd. *	1,618	472,796
DATA PROCESSING & OUTSOURCED SERVICES—0.6%
Vakrangee Ltd.	49,652	340,852
DIVERSIFIED BANKS—3.1%
HDFC Bank Ltd.	37,855	1,081,884
Kotak Mahindra Bank Ltd.	41,981	669,318
		1,751,202
INTERNET RETAIL—0.5%
MakeMyTrip Ltd. *	8,061	262,385
OIL & GAS REFINING & MARKETING—1.1%
Reliance Industries Ltd. *	25,046	630,296
PHARMACEUTICALS—0.7%
Aurobindo Pharma Ltd.	34,175	382,584
THRIFTS & MORTGAGE FINANCE—0.6%
GRUH Finance Ltd.	43,359	337,244
TOBACCO—0.8%
ITC Ltd. *	98,230	436,293
TOTAL INDIA
(Cost $4,441,658)		6,053,885
INDONESIA—2.9%
COAL & CONSUMABLE FUELS—0.6%
United Tractors Tbk PT	140,900	318,115
DIVERSIFIED BANKS—0.9%
Bank Rakyat Indonesia Persero Tbk. , PT	440,369	487,880
INTEGRATED TELECOMMUNICATION SERVICES—0.9%
Telekomunikasi Indonesia Persero Tbk PT	1,464,800	514,793
SPECIALTY STORES—0.5%
Mitra Adiperkasa Tbk PT	589,700	278,783
TOTAL INDONESIA
(Cost $1,401,933)		1,599,571
MALAYSIA—2.3%
CASINOS & GAMING—0.6%
Genting Malaysia Bhd*	226,800	317,524
CONSTRUCTION & ENGINEERING—0.8%
IJM Corp. , Bhd	561,300	454,843
DIVERSIFIED BANKS—0.9%
Malayan Banking Bhd	226,500	504,686
TOTAL MALAYSIA
(Cost $1,229,310)		1,277,053
MEXICO—2.9%
DISTILLERS & VINTNERS—0.5%
Becle SAB de CV*	166,900	281,253
DIVERSIFIED BANKS—0.8%
Grupo Financiero Banorte SAB de CV	63,400	420,197

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
MEXICO—(CONT. )
PACKAGED FOODS & MEATS—0.6%
Gruma SAB de CV	26,035	$358,969
REGIONAL BANKS—1.0%
Banregio Grupo Financiero SAB de CV	86,478	566,789
TOTAL MEXICO
(Cost $1,518,996)		1,627,208
PERU—0.8%
DIVERSIFIED BANKS—0.8%
Credicorp Ltd.	2,484	459,888
(Cost $408,923)
PHILIPPINES—0.9%
DIVERSIFIED BANKS—0.9%
Metropolitan Bank & Trust Co.	300,080	517,850
(Cost $492,411)
RUSSIA—4.4%
DATA PROCESSING & OUTSOURCED SERVICES—0.4%
QIWI PLC. #	13,071	239,330
DIVERSIFIED BANKS—0.9%
Sberbank of Russia PJSC#	43,764	509,531
FOOD RETAIL—1.3%
X5 Retail Group NV*,(b)	19,075	737,821
INTERNET SOFTWARE & SERVICES—0.9%
Yandex NV*	17,418	504,774
IT CONSULTING & OTHER SERVICES—0.9%
Luxoft Holding, Inc. *	8,017	504,670
TOTAL RUSSIA
(Cost $1,886,437)		2,496,126
SOUTH AFRICA—5.3%
CABLE & SATELLITE—2.8%
Naspers Ltd.	7,100	1,569,493
DIVERSIFIED BANKS—0.8%
Capitec Bank Holdings Ltd. *	7,355	479,792
DIVERSIFIED CHEMICALS—0.8%
Sasol Ltd.	14,253	429,616
FOOD DISTRIBUTORS—0.9%
Bid Corp Ltd.	21,808	523,741
TOTAL SOUTH AFRICA
(Cost $2,280,005)		3,002,642
SOUTH KOREA—13.6%
AUTOMOBILE MANUFACTURERS—0.9%
Hyundai Motor Co.	3,750	485,082
BIOTECHNOLOGY—1.4%
Hugel, Inc. *	1,059	549,642
Seegene, Inc. *	9,086	236,423
		786,065
COMMODITY CHEMICALS—1.0%
LG Chem Ltd.	1,870	547,813
DIVERSIFIED BANKS—1.1%
KB Financial Group, Inc.	12,308	653,911

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
SOUTH KOREA—(CONT. )
DIVERSIFIED METALS & MINING—0.7%
POSCO*	1,385	$413,537
LIFE & HEALTH INSURANCE—0.9%
Samsung Life Insurance Co. , Ltd. *	4,587	514,011
PERSONAL PRODUCTS—1.4%
Amorepacific Corp. *	1,328	336,205
LG Household & Health Care Ltd. *	495	438,004
		774,209
SEMICONDUCTOR EQUIPMENT—0.7%
Viatron Technologies, Inc.	21,313	418,455
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.9%
Samsung Electronics Co. , Ltd.	1,278	2,746,178
TRUCKING—0.6%
CJ Logistics Corp. *	1,939	322,761
TOTAL SOUTH KOREA
(Cost $6,087,547)		7,662,022
TAIWAN—11.1%
COMPUTER HARDWARE—0.9%
Quanta Computer, Inc. *	219,000	518,912
DIVERSIFIED BANKS—1.0%
CTBC Financial Holding Co. , Ltd. *	905,000	581,069
ELECTRONIC COMPONENTS—2.1%
Delta Electronics, Inc. *	106,000	562,888
Elite Material Co. , Ltd. *	119,000	588,184
		1,151,072
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.6%
Egis Technology, Inc. *	43,000	347,286
ENVIRONMENTAL & FACILITIES SERVICES—1.1%
Sunny Friend Environmental Technology Co. , Ltd.	125,000	634,877
INDUSTRIAL MACHINERY—1.2%
Airtac International Group	48,000	648,861
LIFE & HEALTH INSURANCE—1.0%
Cathay Financial Holding Co. , Ltd. *	336,000	547,130
RESTAURANTS—1.1%
Gourmet Master Co. , Ltd.	50,815	594,445
SEMICONDUCTORS—1.0%
Silergy Corp. *	30,000	586,210
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.1%
Primax Electronics Ltd.	292,000	637,372
TOTAL TAIWAN
(Cost $5,058,483)		6,247,234
THAILAND—1.5%
CONSTRUCTION & ENGINEERING—0.9%
Sino-Thai Engineering & Construction PCL*	679,477	525,783
OIL & GAS EXPLORATION & PRODUCTION—0.6%
PTT Exploration & Production PCL	123,085	325,729
TOTAL THAILAND
(Cost $703,195)		851,512

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
TURKEY—1.2%
DIVERSIFIED BANKS—0.6%
Akbank Turk AS*	108,117	$321,687
PACKAGED FOODS & MEATS—0.6%
Ulker Biskuvi Sanayi AS*	56,976	344,081
TOTAL TURKEY
(Cost $579,188)		665,768
UNITED ARAB EMIRATES—1.1%
HEALTH CARE FACILITIES—1.1%
NMC Health PLC.	20,694	616,780
(Cost $386,090)
TOTAL COMMON STOCKS
(Cost $43,308,693)		54,219,923
PREFERRED STOCKS—1.0%	SHARES	VALUE
BRAZIL—1.0%
INTEGRATED OIL & GAS—1.0%
Petroleo Brasileiro SA*	130,748	557,285
(Cost $577,079)
SPECIAL PURPOSE VEHICLE—0.1%	SHARES	VALUE
POLAND—0.1%
CONSUMER FINANCE—0.1%
JS Kred SPV I, LLC.@	43,241	49,113
(Cost $43,241)
Total Investments
(Cost $43,929,013)(c)	97.4%	54,826,321
Other Assets in Excess of Liabilities	2.6%	1,488,952
NET ASSETS	100.0%	$56,315,273

* Non-income producing security.
# American Depositary Receipts.
(a) Global Depositary Receipts.
(b) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are however deemed to be liquid and represent
0.6% of the net assets of the Portfolio.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2017
JS Kred SPV I, LLC.	06/26/15	$43,241	0.15%	$49,113	0.09%
Total				$49,113	0.09%

(c) At July 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $44,070,763, amounted to $10,755,558 which consisted of aggregate gross unrealized appreciation of $11,579,539 and aggregate gross unrealized depreciation of $823,981.

See Notes to Financial Statements

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:
The Alger Funds II (the “Trust”) is a diversified open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The
Fund qualifies as an investment company as defined in the Financial Accounting Standards
Board Accounting Standards Codification 946-Financial Services – Investment Companies.
The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in five funds—Alger Spectra Fund, Alger Responsible Investing Fund,
Alger Analyst Fund, Alger Dynamic Opportunities Fund and Alger Emerging Markets
Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers one or more of the following share classes: Class A shares, Class C shares,
Class I shares, Class Y shares, Class Y-2 shares and Class Z shares. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I shares, Class Y shares, Class Y-2 shares and Class Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of the fund’s expense other than a class expense (not including advisory or custodial fees or other expenses related to the management of the fund’s assets) to a share class.

Alger Green Fund changed its name to Alger Responsible Investing Fund effective
December 30, 2016.

NOTE 2 — Significant Accounting Policies:
(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees.
Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).
Equity securities and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

The industry classifications of the Funds’ investments, as presented in the accompanying
Schedules of Investments, represent Management’s belief as to the most meaningful presentation of the classification of such investments. For Fund compliance purposes, the
Funds’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, with the primary source being Global Industry Classification Standard (GICS).

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.
Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the foreign closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 – Fair Value
Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.
Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.
Inputs for Level 3 include revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Trust’s Board of Trustees (“Board”) and comprised of representatives of the Trust’s investment advisor. The Committee reports its fair valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee formally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’
pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include foreign cash U.S. dollars and overnight time deposits.
NOTE 3 — Fair Value Measurements:
The following is a summary of the inputs used as of July 31, 2017 in valuing the Funds’
investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Spectra Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$1,095,652,413	$1,095,652,413	—	—
Consumer Staples	177,073,544	163,353,445	13,720,099	—
Energy	109,321,359	109,321,359	—	—
Financials	285,195,216	285,195,216	—	—
Health Care	835,447,500	835,447,500	—	—
Industrials	314,134,689	314,134,689	—	—
Information Technology	2,501,451,636	2,499,334,021	—	2,117,615
Materials	100,835,193	100,835,193	—	—
Telecommunication Services	26,037,045	26,037,045	—	—
TOTAL COMMON STOCKS	$5,445,148,595	$5,429,310,881	$13,720,099	$2,117,615
CORPORATE BONDS
Information Technology	—	—	—	—
MASTER LIMITED PARTNERSHIP
Financials	68,438,566	68,438,566	—	—
PREFERRED STOCKS
Health Care	21,143,410	—	—	21,143,410
Information Technology	9,761,440	—	—	9,761,440
TOTAL PREFERRED STOCKS	$30,904,850	—	—	$30,904,850
REAL ESTATE INVESTMENT TRUST
Real Estate	140,932,829	140,932,829	—	—
SPECIAL PURPOSE VEHICLE
Financials	3,083,823	—	—	3,083,823
WARRANTS
Information Technology	—	—	—	—
TOTAL INVESTMENTS IN
SECURITIES	$5,688,508,663	$5,638,682,276	$13,720,099	$36,106,288
SECURITIES SOLD SHORT
COMMON STOCKS
Consumer Discretionary	51,235,485	51,235,485	—	—
Energy	4,900,435	4,900,435	—	—
Financials	5,894,462	5,894,462	—	—
Industrials	12,399,130	12,399,130	—	—
Information Technology	80,951,679	80,951,679	—	—
Materials	11,494,611	11,494,611	—	—
TOTAL COMMON STOCKS	$166,875,802	$166,875,802	—	—

Alger Responsible Investing Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$10,778,706	$10,778,706	—	—
Consumer Staples	2,080,532	2,080,532	—	—
Energy	354,655	354,655	—	—
Financials	1,721,078	1,721,078	—	—
Health Care	9,265,615	9,265,615	—	—
Industrials	7,412,574	7,412,574	—	—
Information Technology	22,275,622	22,275,622	—	—
Materials	420,053	420,053	—	—
TOTAL COMMON STOCKS	$54,308,835	$54,308,835	—	—

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Responsible Investing Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
CORPORATE BONDS
Information Technology	—	—	—	—
PREFERRED STOCKS
Information Technology	—	—	—	—
REAL ESTATE INVESTMENT TRUST
Real Estate	915,916	915,916	—	—
WARRANTS
Information Technology	—	—	—	—
TOTAL INVESTMENTS IN
SECURITIES	$55,224,751	$55,224,751	—	—

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Focus Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$1,093,632	$1,093,632	—	—
Consumer Staples	317,402	317,402	—	—
Energy	114,282	114,282	—	—
Financials	529,334	529,334	—	—
Health Care	1,994,868	1,994,868	—	—
Industrials	1,462,035	1,462,035	—	—
Information Technology	1,807,929	1,807,929	—	—
Materials	496,109	496,109	—	—
TOTAL COMMON STOCKS	$7,815,591	$7,815,591	—	—
MASTER LIMITED PARTNERSHIP
Financials	158,921	158,921	—	—
REAL ESTATE INVESTMENT TRUST
Financials	181,917	181,917	—	—
Real Estate	266,839	266,839	—	—
TOTAL REAL ESTATE
INVESTMENT TRUST	$448,756	$448,756	—	—
TOTAL INVESTMENTS IN
SECURITIES	$8,423,268	$8,423,268	—	—

Alger Dynamic Opportunities Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$10,395,408	$10,149,209	$246,199	—
Consumer Staples	401,949	401,949	—	—
Energy	990,999	990,999	—	—
Financials	5,021,397	5,021,397	—	—
Health Care	12,227,870	12,227,870	—	—
Industrials	9,287,657	9,287,657	—	—
Information Technology	24,443,331	23,600,183	802,984	40,164
Materials	657,904	657,904	—	—
Real Estate	1,653,251	1,653,251	—	—
TOTAL COMMON STOCKS	$65,079,766	$63,990,419	$1,049,183	$40,164
MASTER LIMITED PARTNERSHIP
Financials	575,607	575,607	—	—
PREFERRED STOCKS
Health Care	157,803	—	—	157,803
Information Technology	185,142	—	—	185,142
TOTAL PREFERRED STOCKS	$342,945	—	—	$342,945
PURCHASED OPTIONS
Consumer Discretionary	2,233,685	2,125,290	108,395	—
Consumer Staples	140	140	—	—
Financials	2,472	2,472	—	—
Health Care	180,339	180,339	—	—
Information Technology	277,134	277,134	—	—
TOTAL PURCHASED OPTIONS	$2,693,770	$2,585,375	$108,395	—

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Dynamic Opportunities Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
REAL ESTATE INVESTMENT TRUST
Real Estate	1,342,734	1,342,734	—	—
RIGHTS
Health Care	291,032	—	—	291,032
SPECIAL PURPOSE VEHICLE
Financials	180,833	—	—	180,833
TOTAL INVESTMENTS IN
SECURITIES	$70,506,687	$68,494,135	$1,157,578	$854,974
SECURITIES SOLD SHORT
COMMON STOCKS
Consumer Discretionary	2,618,222	2,618,222	—	—
Consumer Staples	92,480	92,480	—	—
Energy	368,350	368,350	—	—
Financials	1,583,306	1,583,306	—	—
Health Care	5,482,200	5,482,200	—	—
Industrials	2,647,742	2,647,742	—	—
Information Technology	5,439,163	5,439,163	—	—
Market Indices	1,496,996	1,496,996	—	—
Materials	95,318	95,318	—	—
Utilities	154,834	154,834	—	—
TOTAL COMMON STOCKS	$19,978,611	$19,978,611	—	—
MASTER LIMITED PARTNERSHIP
Financials	121,983	121,983	—	—
REAL ESTATE INVESTMENT TRUST
Real Estate	220,193	220,193	—	—
TOTAL SECURITIES SOLD SHORT	$20,320,787	$20,320,787	—	—

Alger Emerging Markets Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$6,232,841	$1,377,350	$4,855,491	—
Consumer Staples	4,553,776	2,475,452	2,078,324	—
Energy	2,536,397	328,139	2,208,258	—
Financials	13,420,577	3,000,428	10,420,149	—
Health Care	2,495,790	415,001	2,080,789	—
Industrials	4,486,582	408,625	4,077,957	—
Information Technology	14,765,008	4,856,262	9,908,746	—
Materials	3,607,082	299,623	3,307,459	—
Real Estate	141,976	141,976	—	—
Telecommunication Services	1,367,033	—	1,367,033	—
Utilities	612,861	—	612,861	—
TOTAL COMMON STOCKS	$54,219,923	$13,302,856	$40,917,067	—
PREFERRED STOCKS
Energy	557,285	557,285	—	—
SPECIAL PURPOSE VEHICLE
Financials	49,113	—	—	49,113
TOTAL INVESTMENTS IN
SECURITIES	$54,826,321	$13,860,141	$40,917,067	$49,113

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Spectra Fund	Common Stocks
Opening balance at November 1, 2016	$2,664,434
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(546,819)
Purchases and sale
Purchases	–
Sales	–
Closing balance at July 31, 2017	2,117,615
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2017	$(546,819)

Alger Spectra Fund	Corporate Bonds
Opening balance at November 1, 2016	$838,287
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(838,287)
Purchases and sale
Purchases	–
Sales	–
Closing balance at July 31, 2017	0
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2017	$(838,287)

Alger Spectra Fund	Preferred Stocks
Opening balance at November 1, 2016	$36,027,817
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(5,122,967)
Purchases and sale
Purchases	–
Sales	–
Closing balance at July 31, 2017	30,904,850
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2017	$(5,122,967)

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Special Purpose
Alger Spectra Fund	Vehicle
Opening balance at November 1, 2016	$2,821,272
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	262,551
Purchases and sale	–
Purchases	–
Sales	–
Closing balance at July 31, 2017	3,083,823
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2017	$262,551

Alger Spectra Fund	Warrants
Opening balance at November 1, 2016	$821,521
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(821,521)
Purchases and sale	–
Purchases	–
Sales	–
Closing balance at July 31, 2017	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2017	$(821,521)

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Common Stocks
Opening balance at November 1, 2016	$50,536
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(10,372)
Purchases and sale	–
Purchases	–
Sales	–
Closing balance at July 31, 2017	40,164
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2017	$(10,372)

Alger Dynamic Opportunities Fund	Preferred Stocks
Opening balance at November 1, 2016	$706,240
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	769,952
Included in net unrealized gain (loss) on investments	(38,008)
Purchases and sale
Purchases	–
Sales	(1,095,239)
Closing balance at July 31, 2017	342,945
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2017	$731,944

Alger Dynamic Opportunities Fund	Rights
Opening balance at November 1, 2016	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	223,394
Purchases and sale
Purchases	67,638
Sales	–
Closing balance at July 31, 2017	291,032
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2017	$223,394

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Special Purpose
Alger Dynamic Opportunities Fund	Vehicle
Opening balance at November 1, 2016	$165,437
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	15,396
Purchases and sale	–
Purchases	–
Sales	–
Closing balance at July 31, 2017	180,833
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2017	$15,396

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Special Purpose
Alger Emerging Markets Fund	Vehicle
Opening balance at November 1, 2016	$44,932
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	4,181
Purchases and sale	–
Purchases	–
Sales	–
Closing balance at July 31, 2017	49,113
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2017	$4,181

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Responsible Investing Fund	Common Stocks
Opening balance at November 1, 2016	$0
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases and sale	–
Purchases	–
Sales	–
Closing balance at July 31, 2017	0
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2017	$—

Alger Responsible Investing Fund	Corporate Bonds
Opening balance at November 1, 2016	$10,518
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(10,518)
Purchases and sale
Purchases	–
Sales	–
Closing balance at July 31, 2017	0
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2017	$(10,518)

Alger Responsible Investing Fund	Preferred Stocks
Opening balance at November 1, 2016	$41,193
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(41,193)
Purchases and sale	–
Purchases	–
Sales	–
Closing balance at July 31, 2017	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2017	$(41,193)

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Responsible Investing Fund	Warrants
Opening balance at November 1, 2016	$10,308
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(10,308)
Purchases and sale	–
Purchases	–
Sales	–
Closing balance at July 31, 2017	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2017	$(10,308)

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of July 31, 2017. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements.
The table below is not intended to be all-inclusive, but rather provides information on the
Level 3 inputs as they relate to our fair value measurements.

	Fair Value	Valuation	Unobservable		Weighted
	July 31, 2017	Methodology	Input	Range	Average
Alger Spectra Fund
Common Stocks	$2,117,615	Income	Revenue	10x-18x	N/A
		Approach	Multiple	20-40%	20%
			Discount Rate	10-50%	N/A
			Scenario
			Probability
			Time to Exit	0.55-2.55	N/A
				Years
Preferred Stocks	10,048,644	Market	Scenario	80-100%	N/A
		Approach	Probability Time	0.75-2.25	N/A
			to Exit	Years	N/A
			Volatility	67.8%
Preferred Stocks	20,856,206	Income	Revenue	10x-18x	N/A
		Approach	Multiple	20-40%	28.88%
			Discount Rate	10-50%	N/A
			Scenario
			Probability
			Time to Exit	0.55-2.55	N/A
				Years
Corporate Bonds	0	Income	Discount Rate	40%	N/A
		Approach

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Warrants	0	Income	Discount Rate	40%	N/A
		Approach
Special Purpose Vehicle	3,083,823	Market	Revenue	2.6x-3.1x	N/A
		Approach	Multiple
Alger Responsible Investing Fund
Common Stocks	$0	Income	Discount Rate	40%	N/A
		Approach
Preferred Stocks	0	Income	Discount Rate	40%	N/A
		Approach
Corporate Bonds	0	Income	Discount Rate	40%	N/A
		Approach
Warrants	0	Income	Discount Rate	40%	N/A
		Approach
Alger Dynamic Opportunities Fund
Common Stocks	$40,164	Income	Revenue	10x-18x	N/A
		Approach	Multiple	20-40%	N/A
			Discount Rate	10-50%	N/A
			Scenario
			Probability
			Time to Exit	0.55-2.55	N/A
				Years
Preferred Stocks	342,945	Income	Revenue	10x-18x	N/A
		Approach	Multiple	20-40%	23.25
			Discount Rate	10-50%	N/A
			Scenario
			Probability
			Time to Exit	0.55-2.55	N/A
				Years
Rights	291,032	Income	Discount Rate	20.5-21.5%	N/A
		Approach
Special Purpose Vehicle	173,446	Market	Revenue	3.0x-4.2x	N/A
		Approach	Multiple
Alger Emerging Markets Fund
Special Purpose Vehicle	$49,113	Market	Revenue	2.6x-3.1x	N/A
		Approach	Multiple

The significant unobservable inputs used in the fair value measurement of the Fund’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements as noted in the table above.

On July 31, 2017 there were no transfers of securities between Level 1, Level 2 and Level 3

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of July 31, 2017, such assets are categorized within the ASC 820 disclosure hierarchy as follows:

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Spectra Fund	$1,867,717	$—	$1,867,717	—
Alger Responsible Investing Fund	2,618,153	—	2,618,153	—
Alger Mid Cap Focus Fund	961,990	—	961,990	—
Alger Dynamic Opportunities Fund	13,960,182	—	13,960,182	—
Alger Emerging Markets Fund	1,142,004	435,230	706,773	—
Total	$20,550,046	$435,230	$20,114,816	—

NOTE 4 — Derivatives:
Financial Accounting Standards Board Accounting Standards Codification 815 – Derivatives
and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices. The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time. The
Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.
The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the three months ended July 31, 2017, options were used in accordance with these objectives.

The Funds’ option contracts were not subject to any rights of offset with any counterparty.
All of the Funds’ options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	ASSET DERIVATIVES 2017		LIABILITY DERIVATIVES 2017
Alger Dynamic Opportunities Fund
Derivatives not accounted	Balance Sheet		Balance Sheet
for as hedging instruments	Location	Fair Value	Location	Fair Value
	Investments in		-	$–
Purchased Put Options	Securities, at value	$2,693,630
	Investments in		-	–
Purchased Call Options	Securities, at value	140
Total		$2,693,770		$-

For the three months ended July 31, 2017, Alger Dynamic Opportunities Fund had option purchases of $3,178,198 and sales of $303. The effect of derivative instruments on the accompanying Statement of Operations for the three months ended July 31, 2017, is as follows

NET REALIZED LOSS ON INVESTMENTS AND OPTIONS
Alger Dynamic Opportunities Fund
Derivatives not accounted for as hedging instruments	Options
Purchased Options	$(40,176)
Total	$(40,176)
NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS, OPTIONS
Alger Dynamic Opportunities Fund
Derivatives not accounted for as hedging instruments	Options
Purchased Options	$(368,074)
Written Options	—
Total	$(368,074)

NOTE 5 — Affiliated Securities:
The securities listed below are deemed to be affiliate’s of the Funds because the Funds or affiliates owned 5% or more of the company’s voting securities during all or part of the period ended July 31, 2017. Purchase and sale transactions and dividend income earned during the year were as follows:

	Shares at					Value at
	October 31,			Shares at	Dividend	July 31, 2017
Security	2016	Additions	Reductions	July 31, 2017	Income
Alger Spectra Fund
Common Stocks
Choicestream Inc. *	178,292	—	—	178,292	—	$0
Preferred Stocks
Choicestream, Inc.	5,303,067	—	—	5,303,067	—	0
Class A & Class B*
Prosetta Biosciences,	2,912,012	—	—	2,912,012	—	11,094,766
Inc. *
Corporate Bonds

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Choicestream, Inc. ,	838,287	—	—	838,287	—	0
11.0%, 08/05/18
Warrants
Choicestream, Inc. ,	838,287	—	—	838,287	—	0
6/22/26

Alger Responsible Investing Fund
Common Stocks
Choicestream Inc. *	3,619	—	—	3,619	—	0
Preferred Stocks
Choicestream, Inc.	101,034	—	—	101,034	—	0
Class A & Class B*
Corporate Bonds
Choicestream, Inc. ,	10,518	—	—	10,518	—	0
11.0%, 08/05/18
Warrants
Choicestream, Inc. ,	10,518	—	—	10,518	—	0
6/22/26

Alger Dynamic Opportunities Fund
Preferred Stocks
Prosetta Biosciences,	41,418	—	—	41,418	—	157,803
Inc. *
Tolero Pharmaceuticals,	106,120	—	106,120	0	—	0
Inc. *

* Non-income producing security.

ITEM 2. Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by
Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.
CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds II

By /s/Hal Liebes

Hal Liebes

President

Date: September 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Hal Liebes

Hal Liebes

President

Date: September 26, 2017

By /s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: September 26, 2017